Business Segment Information (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 1,663.4	¥ 1,463.4	¥ 1,509.6
Modification Impact [Member] | Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	(6.5)	(3.0)	(1.7)
Modification Impact [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	(22.3)	(17.6)	(17.6)
Modification Impact [Member] | Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	(1.8)	(1.3)	(1.3)
Modification Impact [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	27.7	(20.4)	(13.7)
Modification Impact [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	39.2	33.0	29.9
Modification Impact [Member] | Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 68.3	¥ 9.6	¥ 6.4